UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430
                                                      --------

                        Oppenheimer U.S. Government Trust
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                      Date of reporting period: 05/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTME

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
ASSET-BACKED SECURITIES--2.0%
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8, Cl. A2,
   2.873%, 5/25/34(1)                                      $  3,208,688   $    2,859,994

Argent Securities Trust 2006-M3, Asset-Backed
   Pass-Through Certificates, Series 2006-M3, Cl. A2B,
   2.493%, 9/25/36(1)                                         1,430,000        1,353,369

CWABS Asset-Backed Certificates Trust 2005-16,
   Asset-Backed Certificates, Series 2005-16, Cl. 2AF2,
   5.382%, 5/25/36(1)                                         1,480,000        1,324,996

CWABS Asset-Backed Certificates Trust 2005-17,                  133,631          132,970
   Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 2.593%, 5/25/36(1)
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                    980,000          911,276

Embarcadero Aircraft Securitization Trust, Airplane
   Receivable Nts., Series 2000-A, Cl. B, 8/15/25(2,3,4)      4,550,157            4,266

First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
   Pass-Through Certificates, Series 2006-FF10, Cl. A3,
   2.483%, 7/25/36(1)                                         2,730,000        2,606,649

First Franklin Mortgage Loan Trust 2006-FF5, Mtg.
   Pass-Through Certificates, Series 2006-FF5, Cl. 2A1,
   2.443%, 5/15/36(1)                                           165,125          164,348

First Franklin Mortgage Loan Trust, Mtg.Pass-Through
   Certificates, Series 2005-FF10, Cl. A3, 2.603%,
   11/25/35(1)                                                2,910,671        2,888,434

Lehman XS Trust, Mtg. Pass-Through Certificates, Series
   2005-4, Cl. 2A1B, 5.17%, 10/25/35                            822,157          819,615

Option One Mortgage Loan Trust, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 2.493%,
   7/1/36(1)                                                  3,100,000        2,958,557

Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl. A3,
   5.68%, 1/25/36(1)                                          1,550,000        1,543,047

RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-RS4, Cl. A1,
   2.473%, 7/25/36(1)                                           372,791          369,063

RASC Series 2006-KS7 Trust, Series 2006-KS7 Trust, Home
   Equity Mtg. Asset-Backed Pass-Through Certificates,
   Series 2006-KS7, Cl. A2, 2.493%, 9/25/36(1)                3,420,000        3,295,879

Structured Asset Securities Corp., Interest-Only
   Stripped Pass-Through Certificates, Series 2002-AL1,
   Cl. AIO, 19.027%, 2/25/32(5)                              14,114,834        1,981,543

Wells Fargo Home Equity Asset-Backed Securities 2006-2
   Trust, Home Equity Asset-Backed Certificates, Series
   2006-2, Cl. A2, 2.493%, 7/25/36(1)                         2,710,000        2,649,545
                                                                          --------------
Total Asset-Backed Securities (Cost $30,958,670)                              25,863,551

MORTGAGE-BACKED OBLIGATIONS--98.6%

GOVERNMENT AGENCY--80.7%

FHLMC/FNMA/SPONSORED--79.7%

Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                        2,543,242        2,488,962
5%, 7/15/33-6/15/34                                          14,625,760       14,187,780
6%, 7/15/24-3/15/33                                           9,580,789        9,780,756
6.50%, 4/15/18-3/15/29                                        5,120,204        5,319,728
7%, 8/15/16-10/1/31                                           8,255,921        8,761,376
7.50%, 9/15/12-4/25/36                                        5,511,026        5,951,765


                      1 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED

FHLMC/FNMA/SPONSORED CONTINUED
8%, 4/1/16                                                 $  1,113,492   $    1,183,408
9%, 8/1/22-5/1/25                                               268,789          294,869
11.50%, 6/15/20-12/3/20                                         208,619          232,533
12.50%, 7/15/19                                                  63,550           72,401
13%, 8/15/15                                                     61,546           70,947
14%, 2/14/11                                                     12,910           14,535

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
Series 151, Cl. F, 9%, 5/15/21                                   73,377           73,325
Series 1644, Cl. S, 4.73%, 12/15/23(1)                        4,992,833        4,902,690
Series 2006-11, Cl. PS, 15.794%, 3/25/36(1)                   1,391,335        1,548,565
Series 2043, Cl. ZP, 6.50%, 4/15/28                           2,304,823        2,409,640
Series 2055, Cl. ZM, 6.50%, 5/15/28                           1,472,923        1,531,996
Series 2080, Cl. Z, 6.50%, 8/15/28                            1,951,893        2,047,239
Series 2148, Cl. ZA, 6%, 4/15/29                              8,002,374        8,251,240
Series 2220, Cl. PD, 8%, 3/15/30                                313,994          336,211
Series 2326, Cl. ZP, 6.50%, 6/15/31                             873,648          915,028
Series 2344, Cl. FP, 3.464%, 8/15/31(1)                       1,118,835        1,127,328
Series 2368, Cl. PR, 6.50%, 10/15/31                          3,667,430        3,836,525
Series 2427, Cl. ZM, 6.50%, 3/15/32                           2,988,226        3,122,267
Series 2435, Cl. EQ, 6%, 5/15/31                              2,666,069        2,721,784
Series 2451, Cl. FD, 3.514%, 3/15/32(1)                         844,622          853,308
Series 2464, Cl. FI, 3.514%, 2/15/32(1)                         980,800          991,953
Series 2465, Cl. PG, 6.50%, 6/15/32                           2,960,713        3,086,381
Series 2470, Cl. LF, 3.514%, 2/15/32(1)                         983,686          993,496
Series 2471, Cl. FD, 3.514%, 3/15/32(1)                       1,806,127        1,819,405
Series 2500, Cl. FD, 3.014%, 3/15/32(1)                         714,663          707,471
Series 2517, Cl. GF, 3.514%, 2/15/32(1)                         779,575          786,323
Series 2526, Cl. FE, 2.914%, 6/15/29(1)                       1,059,527        1,048,884
Series 2530, Cl. FD, 3.014%, 2/15/32(1)                       1,535,747        1,512,247
Series 2551, Cl. FD, 2.914%, 1/15/33(1)                         826,375          821,050
Series 2551, Cl. LF, 3.014%, 1/15/33(1)                         124,827          124,369
Series 2641, Cl. CE, 3.50%, 9/15/25                           1,288,883        1,287,285
Series 2727, Cl. UA, 3.50%, 10/15/22                            512,468          512,386
Series 2750, Cl. XG, 5%, 2/1/34                               8,950,000        8,455,280
Series 2777, Cl. PJ, 4%, 5/15/24                                558,176          559,285
Series 2890, Cl. PE, 5%, 11/1/34                              9,070,000        8,541,674
Series 2939, Cl. PE, 5%, 2/15/35                              9,198,000        8,621,801
Series 3035, Cl. DM, 5.50%, 11/15/25                          4,746,537        4,822,429
Series 3057, Cl. LG, 5%, 10/15/35                             5,000,000        4,680,073
Series 3094, Cl. HS, 15.164%, 6/15/34(1)                        856,304          933,932
Series 3138, Cl. PA, 5.50%, 2/15/27                          14,288,138       14,571,131

Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 2002-AL1, Cl. AIO, 7.50%, 4/1/28-12/1/29(5)            6,501,010        1,540,724
Series 2002-AL1, Cl. AIO, 6.50%, 2/1/28-1/1/29(5)               933,639          236,306
Series 2002-AL1, Cl. AIO, 26.806%, 2/25/32(5)                 1,391,015          223,295
Series 2002-AL1, Cl. AIO, 9.554%, 2/25/32(5)                  2,601,217          718,185
Series 2122, Cl. S, 28.682%, 2/15/29(5)                       3,795,714          459,427


                      2 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED

FHLMC/FNMA/SPONSORED CONTINUED

Series 216, Cl. IO, 10.555%, 12/1/31(5)                    $    728,429   $      204,946
Series 217, Cl. IO, 4.961%, 1/1/32(5)                         1,325,055          332,827
Series 224, Cl. IO, 7.833%, 3/1/33(5)                         2,924,659          777,109
Series 2304, Cl. SK, 32.624%, 6/15/29(5)                      3,607,925          347,584
Series 243, Cl. 6, 8.532%, 12/15/32(5)                        1,376,325          335,193
Series 2493, Cl. S, 35.657%, 9/15/29(5)                         769,645           80,930
Series 2526, Cl. SE, 23.627%, 6/15/29(5)                      1,403,285          153,333
Series 2802, Cl. AS, 68.512%, 4/15/33(5)                      2,081,790          172,241
Series 2819, Cl. S, 26.732%, 6/15/34(5)                      11,239,871        1,163,569
Series 2920, Cl. S, 42.107%, 1/15/35(5)                       6,868,350          543,509
Series 3000, Cl. SE, 70.541%, 7/15/25(5)                      8,475,957          593,375
Series 3004, Cl. SB, 99.999%, 7/15/35(5)                     11,014,768          860,420
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                      1,037,618           77,604

Federal Home Loan Mortgage Corp., Principal-Only
   Stripped Mtg.-Backed Security, Series 192, Cl. PO,
   6.745%, 2/1/28(6)                                            418,968          326,029

Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                        38,299,648       37,622,497
4.50%, 6/1/22(7)                                              9,660,000        9,400,388
5%, 12/1/17-8/25/34                                         154,149,084      151,428,961
5%, 6/1/23-6/1/38(7)                                         55,368,000       54,037,963
5%, 3/1/18-6/25/33(8)                                         2,736,040        2,699,428
5.296%, 10/1/36                                              37,398,384       38,088,179
5.50%, 1/25/33-11/1/34                                      185,832,588      185,277,599
5.50%, 6/1/22-6/1/38(7)                                      56,379,000       56,084,662
6%, 7/25/24-8/1/34                                           42,364,171       43,250,109
6%, 6/1/22-6/1/37(7)                                         57,167,000       58,370,605
6%, 4/25/33(8)                                                  787,661          803,119
6.50%, 6/25/17-9/25/32                                       18,334,661       19,100,652
6.50%, 6/1/37(7)                                             13,002,000       13,406,284
6.50%, 12/25/29(8)                                            9,873,105       10,289,010
7%, 11/1/17-4/1/34                                           19,813,231       21,011,704
7.50%, 2/25/27-8/25/33                                       14,508,373       15,661,507
8%, 12/25/22                                                     47,252           51,241
8.50%, 7/1/32                                                   103,374          113,734
11%, 7/25/16                                                     38,086           42,138
11.50%, 11/25/15                                                 38,663           43,099
13%, 11/25/12                                                     1,858            1,951

Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Multifamily Pass-Through Certificates, Trust
   2001-T6, Cl. B, 6.088%, 5/25/11                           10,000,000       10,325,926
Interest-Only Stripped Mtg.-Backed Security, Trust
   2001-T4, Cl. IO, 20.591%, 7/25/41(5)                       5,647,212           70,742

Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                         6,471,136        6,961,070
Trust 1992-34, Cl. G, 8%, 3/25/22                                84,575           88,730
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                        1,634,178        1,689,799
Trust 2001-46, Cl. ZG, 6%, 9/25/31                            1,791,555        1,850,069


                      3 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED

FHLMC/FNMA/SPONSORED CONTINUED

Trust 2001-51, Cl. OD, 6.50%, 10/25/31                     $  3,530,161   $    3,715,601
Trust 2001-69, Cl. PF, 3.393%, 12/25/31(1)                    2,198,680        2,232,787
Trust 2001-70, Cl. LR, 6%, 9/25/30                              639,289          642,861
Trust 2001-74, Cl. QE, 6%, 12/25/31                           8,933,731        9,205,961
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                         1,163,860        1,218,926
Trust 2002-29, Cl. F, 3.393%, 4/25/32(1)                      1,069,010        1,085,185
Trust 2002-52, Cl. FD, 2.893%, 9/25/32(1)                       921,313          915,378
Trust 2002-59, Cl. F, 2.793%, 9/25/32(1)                      2,712,517        2,695,031
Trust 2002-60, Cl. FH, 3.393%, 8/25/32(1)                     1,991,347        2,020,245
Trust 2002-64, Cl. FJ, 3.393%, 4/25/32(1)                       329,067          331,474
Trust 2002-68, Cl. FH, 2.998%, 10/18/32(1)                      645,597          643,420
Trust 2002-9, Cl. PC, 6%, 3/25/17                             2,652,711        2,749,945
Trust 2003-116, Cl. FA, 2.793%, 11/25/33(1)                     654,991          652,163
Trust 2003-130, Cl. CS, 9.315%, 12/25/33(1)                     904,618          880,571
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                         3,128,000        3,121,891
Trust 2003-89, Cl. XF, 2.793%, 11/25/32(1)                    1,439,637        1,427,168
Trust 2004-101, Cl. BG, 5%, 1/25/20                           4,060,000        4,072,789
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                           3,647,346        3,885,224
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                       2,490,000        2,477,364
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                      12,085,152       12,292,317
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                         2,280,000        2,232,672
Trust 2005-59, Cl. NQ, 10.894%, 5/25/35(1)                    1,671,615        1,662,010
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                        7,336,890        7,477,539
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                         8,485,103        8,614,017
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                        5,057,853        5,152,422
Trust 2006-46, Cl. SW, 15.427%, 6/25/36(1)                      916,138        1,005,302
Trust 2006-50, Cl. KS, 15.428%, 6/25/36(1)                    3,098,548        3,312,744
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                         6,017,324        6,125,807
Trust 2007-9, Cl. LE, 5.50%, 3/25/37                          2,000,000        1,962,519

Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 35.703%, 11/18/31(5)                   3,960,203          409,963
Trust 2001-63, Cl. SD, 25.351%, 12/18/31(5)                   1,345,027          150,919
Trust 2001-68, Cl. SC, 21.802%, 11/25/31(5)                     927,503          100,080
Trust 2001-81, Cl. S, 22.435%, 1/25/32(5)                       883,082           92,397
Trust 2002-28, Cl. SA, 23.44%, 4/25/32(5)                       726,191           74,395
Trust 2002-38, Cl. IO, 29.527%, 4/25/32(5)                      973,249           93,992
Trust 2002-39, Cl. SD, 20.888%, 3/18/32(5)                    1,028,630          131,001
Trust 2002-41, Cl. S, 49.28%, 7/25/32(5)                      3,600,477          404,943
Trust 2002-48, Cl. S, 22.01%, 7/25/32(5)                      1,195,430          115,713
Trust 2002-52, Cl. SD, 20.291%, 9/25/32(5)                      921,313          117,939
Trust 2002-52, Cl. SL, 22.169%, 9/25/32(5)                      743,273           73,423
Trust 2002-53, Cl. SK, 20.924%, 4/25/32(5)                      641,629           85,371
Trust 2002-56, Cl. SN, 24.024%, 7/25/32(5)                    1,633,466          177,302
Trust 2002-77, Cl. IS, 26.278%, 12/18/32(5)                   1,658,128          217,120
Trust 2002-77, Cl. SH, 25.091%, 12/18/32(5)                   1,093,952          130,460
Trust 2002-9, Cl. MS, 21.26%, 3/25/32(5)                      1,340,347          141,080


                      4 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED

FHLMC/FNMA/SPONSORED CONTINUED

Trust 2003-118, Cl. S, 32.885%, 12/25/33(5)                $  7,060,964   $      836,283
Trust 2003-23, Cl. ES, 48.604%, 10/25/22(5)                  13,780,671        1,296,776
Trust 2003-33, Cl. SP, 38.474%, 5/25/33(5)                    3,502,126          432,861
Trust 2003-4, Cl. S, 34.562%, 2/25/33(5)                      2,231,068          280,859
Trust 2005-40, Cl. SB, 49.5%, 5/25/35(5)                      4,788,120          466,949
Trust 2005-71, Cl. SA, 50.768%, 8/25/25(5)                    5,298,177          510,681
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(5)                  10,037,494          690,076
Trust 2005-87, Cl. SG, 74.902%, 10/25/35(5)                  10,287,077        1,051,153
Trust 2006-119, Cl. MS, 74.521%, 12/25/36(5)                  5,415,905          565,505
Trust 2006-33, Cl. SP, 57.716%, 5/25/36(5)                    5,693,194          604,605
Trust 2006-42, Cl. CI, 30.887%, 6/25/36(5)                    3,573,616          302,341
Trust 2006-43, Cl. SJ, 45.478%, 6/25/36(5)                   19,934,927        1,760,124
Trust 2006-48, Cl. QA, 32.521%, 6/25/36(5)                    8,339,863          738,754
Trust 2006-51, Cl. SA, 26.516%, 6/25/36(5)                    7,134,196          610,106
Trust 221, Cl. 2, 16.474%, 5/1/23(5)                          2,106,306          552,498
Trust 240, Cl. 2, 24.779%, 9/1/23(5)                          1,463,866          408,553
Trust 252, Cl. 2, 17.41%, 11/1/23(5)                          1,011,879          281,218
Trust 303, Cl. IO, 13.891%, 11/1/29(5)                          740,022          206,557
Trust 321, Cl. 2, 9.05%, 4/1/32(5)                            3,674,013          922,266
Trust 322, Cl. 2, 7.717%, 4/1/32(5)                          19,595,964        5,175,495
Trust 324, Cl. 2, 4.595%, 7/1/32(5)                           2,678,811          633,664
Trust 334, Cl. 12, 5.244%, 2/1/33(5)                          5,484,354        1,369,480
Trust 334, Cl. 5, 10.96%, 5/1/33(5)                           5,620,022        1,345,323
Trust 339, Cl. 7, 7.775%, 7/1/33(5)                           5,054,165        1,182,054
Trust 342, Cl. 2, 5.766%, 9/1/33(5)                          10,836,894        2,918,479
Trust 344, Cl. 2, 6.979%, 12/1/33(5)                          7,423,307        2,001,350
Trust 362, Cl. 12, 10.455%, 8/1/35(5)                         4,048,654        1,083,833
Trust 362, Cl. 13, 10.294%, 8/1/35(5)                         2,161,917          578,515
Trust 364, Cl. 15, 9.983%, 9/1/35(5)                          3,973,423        1,001,310

Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security:
Trust 322, Cl. 1, 4.7%, 4/1/32(6)                            16,898,074       12,636,850
Trust 324, Cl. 1, 6.724%, 7/1/32(6)                             668,919          528,240
Trust 327, Cl. 1, 7.372%, 9/1/32(6)                             775,826          591,129
                                                                          --------------
                                                                           1,033,722,151

GNMA/GUARANTEED--1.0%

Government National Mortgage Assn.:
6.375%, 5/9/17(1)                                                25,222           25,694
6.50%, 11/29/23-12/30/23                                        115,767          120,315
7%, 1/29/28-2/8/30                                              681,847          730,402
7.50%, 3/2/22-11/29/26                                          524,059          564,034
8%, 9/29/16-8/29/28                                             147,279          160,831
8.50%, 8/1/17-12/15/17                                          481,309          525,295
9%, 9/30/08-5/30/09                                               1,063            1,093
9.50%, 7/30/18-12/30/19                                          11,941           13,249


                      5 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED

GNMA/GUARANTEED CONTINUED
10%, 8/29/17-8/30/19                                       $     74,674   $       83,632
10.50%, 8/30/13-5/29/21                                         319,787          361,069
11%, 11/8/19-8/8/20                                             235,294          266,025
11.50%, 3/2/13                                                    8,217            8,994
12%, 12/30/12-3/30/14                                             5,150            5,875
12.50%, 1/30/14-3/2/14                                           41,348           47,518
13%, 4/30/11                                                      5,486            6,102
13.50%, 5/15/11-1/30/13                                           7,301            8,441
14%, 6/30/11                                                      2,728            3,089

Government National Mortgage Assn., Gtd. Real Estate
   Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                           6,757,110        7,286,514
Series 2000-12, Cl. ZA, 8%, 2/16/30                           1,772,473        1,913,236

Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 21.5%, 7/16/28(5)                     1,711,586          233,781
Series 1998-6, Cl. SA, 34.327%, 3/16/28(5)                    1,069,904          132,768
Series 2006-47, Cl. SA, 83.756%, 8/16/36(5)                   6,080,858          590,628
                                                                          --------------
                                                                              13,088,585

NON-AGENCY--17.9%

COMMERCIAL--11.4%

Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 2005-3, Cl.
   A2, 4.501%, 7/10/43                                        4,590,000        4,562,805

Banc of America Funding Corp., Mtg. Pass-Through
   Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32       2,719,501        2,726,087

Banc of America Mortgage Securities, Inc., Mtg.
   Pass-Through Certificates, Series 2004-8, Cl. 5A1,
   6.50%, 5/25/32                                             2,196,064        2,244,230

Capital Lease Funding Securitization LP, Interest-Only
   Corporate-Backed Pass-Through Certificates, Series
   1997-CTL1, (6.888)%, 6/22/24(5)                           19,491,659          574,382

ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
   Certificates, Series 2006-2, Cl. A1B, 2.995%,
   8/25/08(1)                                                   759,877          739,718

CHL Mortgage Pass-Through Trust 2005-17, Mtg.
   Pass-Through Certificates, Series 2005-17, Cl. 1A8,
   5.50%, 9/1/35                                              5,700,000        5,258,366

Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg.
   Pass-Through Certificates, Series 2006-AR1, Cl. 1 A1,
   4.90%, 10/25/35(1)                                         9,423,611        9,123,461

Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
   Trust, Commercial Mtg. Pass-Through Certificates,
   Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                13,450,000       13,272,504

CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
   Mtg. Investment Conduit Pass-Through Certificates,
   Series 2006-A5, Cl. 1A13, 2.843%, 10/25/36(1)              3,642,606        3,042,661

Countrywide Alternative Loan Trust 2007-8CB, Mtg.
   Pass-Through Certificates, Series 2007-8CB, Cl. A1,
   5.50%, 5/25/37                                             8,344,342        7,736,730

Credit Suisse First Boston Mortgage Securities Corp.,
   Mtg. Pass-Through Certificates, Series 2001-SPGA, Cl.
   B, 6.662%, 8/13/18                                        10,767,000       11,279,406


                      6 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED

COMMERCIAL CONTINUED

Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
   Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                   $    913,905   $      904,753
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                          434,258          426,345
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                    3,319,739        3,188,485

First Horizon Alternative Mortgage Securities Trust
   2007-FA2, Mtg. Pass-Through Certificates, Series
   2007-FA2, Cl. 1A1, 5.50%, 4/25/37                          1,858,009        1,793,472

GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations, Series 2005-C3, Cl. A2, 4.853%, 7/10/45       2,610,000        2,612,188

Greenwich Capital Commercial Funding Corp., Commercial
   Mtg. Pass-Through Certificates, Series 2005-GG5, Cl.
   A2, 5.117%, 4/10/37                                        2,960,000        2,978,704

GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2006-GG8, Cl. A2, 5.479%, 11/1/39      5,138,000        5,172,144

Heller Financial Commercial Mortgage Asset Corp.,
   Interest-Only Commercial Mtg. Obligations, Series
   2000-PH1, Cl. X, 7.846%, 1/17/34(5)                      144,426,611        1,140,190

JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                     1,120,000        1,114,843
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                     3,790,000        3,788,306
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49(1)                  7,980,000        8,015,076
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                    1,940,000        1,914,928

LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C1, Cl.
   A2, 5.318%, 1/15/12                                        9,150,000        9,074,358

Lehman Structured Securities Corp., Commercial Mtg.
   Pass-Through Certificates, Series 2002-GE1, Cl. A,
   2.514%, 7/26/24(2)                                           433,004          357,228

Mastr Alternative Loan Trust, CMO Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34         3,118,042        2,835,589

Nomura Asset Securities Corp., Commercial Mtg.
   Pass-Through Certificates, Series 1998-D6, Cl. A1B,
   6.59%, 3/15/30                                                83,380           83,802

PNC Mortgage Acceptance Corp., Commercial Mtg.
   Obligations, Series 2001-C1, Cl. A2, 6.36%, 3/12/34       10,000,000       10,357,756

Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
   Pass-Through Certificates, Series PRU-HTG2000-C1, Cl.
   A2, 7.306%, 10/6/15                                        8,181,000        8,656,813

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6, Cl. A114,
   5.75%, 4/25/37                                             6,707,944        6,421,247

Residential Asset Securitization Trust 2006-A9CB, Mtg.
   Pass-Through Certificates, Series 2006-A9CB, Cl. A5,
   6%, 9/25/36                                                2,598,925        2,572,638

Structured Asset Securities Corp., Mtg. Pass-Through
   Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32      3,401,403        1,892,302

WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
   Mtg, Pass-Through Certificates, Series 2006-AR8, Cl.
   1A4, 5.883%, 8/1/46(1)                                    12,103,538       11,790,921
                                                                          --------------
                                                                             147,652,438


                      7 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED

MANUFACTURED HOUSING--0.8%

Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
   2A1, 6.10%, 9/25/36(1)                                  $ 10,485,104   $   10,104,730

MULTIFAMILY--0.3%

Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2, 4.13%, 1/19/34(1)      4,400,252        4,434,431

OTHER--0.2%

JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through
   Certificates, Series 2005-S2, Cl. 3A1, 6.761%,
   2/25/32(1)                                                 2,646,716        2,598,019

RESIDENTIAL--5.2%

Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
   Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
   4.572%, 2/1/37(1)                                          6,449,296        6,178,777

CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
   Pass-Through Certificates, Series 2005-J4, Cl. A7,
   5.50%, 11/1/35                                             3,290,000        2,937,451

CitiMortgage Alternative Loan Trust 2006-A1, Real Estate
   Mtg. Investment Conduit Pass-ThroughCertificates,
   Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21                     4,016,650        3,878,174

Countrywide Alternative Loan Trust 2005-J1, Mtg.
   Pass-Through Certificates, Series 2005-J1, Cl. 3A1,
   6.50%, 8/25/32                                             4,622,188        4,079,721

Countrywide Home Loans Servicing LP, Mtg. Pass-Through
   Certificates, Series 2007-HY3, Cl. 1A1, 5.70%,
   6/1/47(1)                                                  5,865,554        5,522,786

Countrywide Home Loans, Inc., Mtg.-Backed Obligations,
   Series 2007-HY4, Cl. 1A1, 6.10%, 9/25/47(1)               12,330,277       11,420,919

GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
  Certificates, Series 2007-AR1, Cl. 4A1, 5.831%,
  3/1/37(1)                                                   6,235,803        5,727,991

Lehman XS Trust, Mtg. Pass-Through Certificates, Series
   2005-10, Cl. 2A3B, 5.55%, 1/25/36                          1,433,227        1,401,140

Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
   Pass-Through Certificates, Series 2006-3, Cl. 2A1,
   6.077%, 10/25/36(1)                                        8,529,430        8,301,745

Merrill Lynch Mortgage Investors Trust 2007-3, Mtg.
   Pass-Through Certificates, Series 2007-3, Cl. 1A1,
   5.809%, 9/1/37(1,2)                                        4,852,822        4,464,596

RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
   6%, 9/25/36                                                  472,343          469,135

Salomon Smith Barney RV Trust, Recreational Vehicles
   Mtg. Obligations, Series 2001-1, Cl. B, 6.64%,
   4/15/18                                                    2,500,000        2,524,548

Vendee Mortgage Trust, Interest-Only Stripped
   Mtg.-Backed Security, Series 1995-2B, Cl. 2IO,
   8.614%, 6/15/25(5)                                         7,625,141          142,623

WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY1, Cl.
   4A1, 5.473%, 2/1/37(1)                                     6,970,958        6,560,582

WaMu Mortgage Pass-Through Certificates, Mtg.
   Pass-Through Certificates, Series 2000-1, Cl. M3,
   4.643%, 1/25/40(1)                                            83,030           65,967

Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR13, Cl.
   A2, 5.751%, 9/1/36(1)                                      3,151,839        3,078,429

                                                                          --------------
                                                                              66,754,584
                                                                          --------------
Total Mortgage-Backed Obligations (Cost $1,266,756,564)                    1,278,354,938


                      8 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   --------------
U.S. GOVERNMENT OBLIGATIONS--8.4%

Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.75%, 6/28/13                                             $ 23,000,000   $   22,644,696
6%, 6/15/11(8)                                               21,500,000       22,864,541

Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 4/9/13                                                23,605,000       22,798,818
3.375%, 5/19/11                                              27,310,000       27,032,100

Resolution Funding Corp. Bonds, Residual Funding STRIPS,
   5.921%, 1/15/21(9)                                        25,656,000       13,887,824
                                                                          --------------
Total U.S. Government Obligations (Cost $108,885,069)                        109,227,979

SHORT-TERM NOTES--5.9%

Federal Home Loan Bank, 1.90%, 6/2/08 (Cost $75,910,993)     75,915,000       75,910,993

TOTAL INVESTMENTS, AT VALUE (COST $1,482,511,296)                 114.9%   1,489,357,461

LIABILITIES IN EXCESS OF OTHER ASSETS                             (14.9)    (192,912,949)
                                                           ------------   --------------
NET ASSETS                                                        100.0%  $1,296,444,512
                                                           ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2008 was $4,826,090, which represents 0.37% of the Fund's net assets. See accompanying Notes.

(3.) Issue is in default. See Note 1 of accompanying Notes.

(4.) Non-income producing security.

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $46,011,000 or 3.55% of the Fund's net assets as of May 31, 2008.

(6.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $14,082,248 or 1.09% of the Fund's net assets as of May 31, 2008.

(7.) When-issued security or delayed delivery to be delivered and settled after May 31, 2008. See Note 1 of accompanying Notes.

(8.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $5,698,621. See accompanying Notes.

(9.) Zero coupon bond reflects effective yield on the date of purchase.

FUTURES CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                                                                  UNREALIZED
                                        NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
--------------------         --------   ---------   ----------   ------------   --------------
U.S. Long Bonds                   Buy       1,366     9/19/08    $155,041,000    $(1,973,406)
U.S. Treasury Nts., 2 yr.        Sell         941     9/30/08     198,198,125        488,483
U.S. Treasury Nts., 5 yr.        Sell         162     9/30/08      17,809,875        171,813
U.S. Treasury Nts., 10 yr.       Sell         168     9/19/08      18,884,250        265,221
                                                                                 -----------
                                                                                 $(1,047,889)
                                                                                 ===========


                      9 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                             BUY/SELL    NOTIONAL
                                              CREDIT      AMOUNT    PAY/RECEIVE   TERMINATION      PREMIUM
COUNTERPARTY             REFERENCE ENTITY   PROTECTION    (000S)     FIXED RATE       DATE      PAID/(RECEIVED)      VALUE
----------------------   ----------------   ----------   --------   -----------   -----------   ---------------   -----------
Deutsche Bank AG:
                         ABX.HE.AAA.06-2
                                   Index       Sell       $2,580       0.11%        5/25/46       $  (128,984)    $  (582,653)
                         ABX.HE.AAA.06-2
                                   Index       Sell        2,580       0.11         5/25/46          (128,961)       (582,653)

Goldman Sachs            ABX.HE.AAA.06-2
Capital Markets LP                 Index       Sell        1,400       0.11         5/25/46          (154,849)       (307,987)

Morgan Stanley            ABX.HE.AAA.06-
Capital Services, Inc.            2Index       Sell        1,930       0.11         5/25/46          (598,200)       (434,821)

UBS AG                   ABX.HE.AAA.06-2
                                   Index       Sell        1,430       0.11         5/25/46          (446,801)       (322,174)
                                                                                                  -----------     -----------
                                                                                                  $(1,457,795)    $(2,230,288)
                                                                                                  ===========     ===========

TOTAL RETURN SWAP CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                    NOTIONAL                                                    TERMINATION
SWAP COUNTERPARTY                    AMOUNT       PAID BY THE FUND      RECEIVED BY THE FUND        DATE         VALUE
-------------------------------   -----------   --------------------   ----------------------   -----------   ----------
                                                                       If negative, the Total
                                                    If positive, the     Return of the Lehman
                                                 Total Return of the   Brothers U.S. CMBS AAA
                                                Lehman Brothers U.S.     8.5+ Index minus 145
JP Morgan Chase                   $27,150,000    CMBS AAA 8.5+ Index             basis points       11/1/08   $  260,713

Lehman Brothers Holdings, Inc.:
                                                                       If negative, the Total
                                                    If positive, the     Return of the Lehman
                                                 Total Return of the   Brothers U.S. CMBS AAA
                                                Lehman Brothers U.S.      8.5+ Index minus 30
                                   15,300,000    CMBS AAA 8.5+ Index             basis points        8/1/08      241,706

                                                    If positive, the         If negative, the
                                                 Total Return of the      Total Return of the
                                                Lehman Brothers U.S.     Lehman Brothers U.S.
                                    6,160,000    CMBS AAA 8.5+ Index      CMBS AAA 8.5+ Index        3/1/09       98,752

                                                                             If negative, the
                                                    If positive, the      Total Return of the
                                                 Total Return of the     Lehman Brothers U.S.
                                                Lehman Brothers U.S.      CMBS AAA 8.5+ Index
                                   11,590,000    CMBS AAA 8.5+ Index    plus 250 basis points        3/1/09      208,339

                                                    If positive, the         If negative, the
                                                 Total Return of the      Total Return of the
                                                Lehman Brothers U.S.     Lehman Brothers U.S.
                                    9,000,000    CMBS AAA 8.5+ Index      CMBS AAA 8.5+ Index        5/1/09      144,281

                                                                             If negative, the
                                                    If positive, the      Total Return of the
                                                 Total Return of the     Lehman Brothers U.S.
                                                Lehman Brothers U.S.      CMBS AAA 8.5+ Index
                                   18,000,000    CMBS AAA 8.5+ Index    minus 20 basis points        5/1/09      285,761

Morgan Stanley:

                                                                             If negative, the
                                                    If positive, the      Total Return of the
                                                 Total Return of the     Lehman Brothers U.S.
                                                Lehman Brothers U.S.      CMBS AAA 8.5+ Index
                                    9,300,000    CMBS AAA 8.5+ Index    plus 150 basis points        8/1/08      222,001

                                                    If positive, the         If negative, the
                                                 Total Return of the      Total Return of the
                                                Lehman Brothers U.S.     Lehman Brothers U.S.
                                    2,400,000    CMBS AAA 8.5+ Index      CMBS AAA 8.5+ Index        8/1/08       48,315


                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                    If positive, the         If negative, the
                                                 Total Return of the      Total Return of the
                                                Lehman Brothers U.S.     Lehman Brothers U.S.
                                   42,300,000         CMBS AAA Index           CMBS AAA Index        3/1/09      910,740

Citibank NA                                                                  If negative, the
                                                    If positive, the      Total Return of the
                                                 Total Return of the     Lehman Brothers U.S.
                                                Lehman Brothers U.S.      CMBS AAA 8.5+ Index
                                   14,100,000    CMBS AAA 8.5+ Index    minus 15 basis points        8/1/08      249,691
                                                                                                              ----------
                                                                                                              $2,670,299
                                                                                                              ==========

Abbreviation is as follows:

CMBS                           Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                       WHEN-ISSUED OR DELAYED DELIVERY
                               BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $192,890,696

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of May 31, 2008, securities with an aggregate market value of $4,266, representing less than 0.005% of the Fund's net assets, were in default.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of May 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,482,973,449
Federal tax cost of other investments      (76,844,184)
                                        --------------
Total federal tax cost                  $1,406,129,265
                                        ==============

Gross unrealized appreciation           $   29,975,247
Gross unrealized depreciation              (22,759,398)
                                        --------------
Net unrealized appreciation             $    7,215,849
                                        ==============


                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 07/08/2008